Unaudited Interim Condensed Statements of Operating and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development	$ 4,383,625	$ 5,544,093
General and administrative	3,165,858	3,143,933
Total operating expenses	7,549,483	8,688,026
Operating loss	(7,549,483)	(8,688,026)
Other income (expense), net	(63,127)	56,397
Interest expense	(129)	(9,180)
Net loss	(7,612,739)	(8,640,809)
Other comprehensive loss:
Defined pension plan adjustments	(15,434)	119,027
Comprehensive loss	$ (7,628,173)	$ (8,521,782)
Basic net loss per common share (in Dollars per share)	$ (0.2)	$ (0.54)
Weighted average common shares used for computing basic (in Shares)	38,176,020	15,892,327